Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 13,487,584	$ 151,989,905
Other current financial assets	163,975	38,564,527
Other current non-financial assets	7,588,980	10,838,242
Trade and other current receivables	209,178,012	239,425,507
Current accounts receivable from related parties	288,344,589	135,105,117
Inventories	29,674,090	43,770,781
Current tax assets	42,647,814	52,773,274
TOTAL CURRENT ASSETS	591,085,044	672,467,353
NON-CURRENT ASSETS
Other non-current financial assets	7,189,429	2,362,570
Other non-current non-financial assets	14,845,654	12,545,299
Trade and other non-current receivables	82,929,822	1,156,638
Non-current accounts receivable from related parties	80,339,778
Investments accounted for using the equity method	7,911,342	12,826,892
Intangible assets other than goodwill, net	30,393,637	23,910,977
Goodwill	24,860,356	24,860,356
Property, plant and equipment, net	2,747,643,715	2,919,097,994
TOTAL NON-CURRENT ASSETS	2,996,113,733	2,996,760,726
TOTAL ASSETS	3,587,198,777	3,669,228,079
CURRENT LIABILITIES
Other current financial liabilities	96,335,567	125,350,544
Trade and other current payables	227,887,342	275,331,618
Current accounts payable to related parties	137,867,183	152,932,289
Other current liabilities	3,619,734	5,182,867
Current tax liabilities	17,662,740	12,541,174
Other current non-financial liabilities	4,811,150	22,542,716
TOTAL CURRENT LIABILITIES	488,183,716	593,881,208
NON-CURRENT LIABILITIES
Other non-current financial liabilities	829,976,921	799,813,225
Other non-current payables	2	450,421
Non-current accounts payables to related parties	2,497,660
Other long-term provisions	143,448,085	79,493,801
Deferred tax liabilities	130,094,726	183,487,402
Non-current provisions for employee benefits	19,143,273	14,610,975
TOTAL NON-CURRENT LIABILITIES	1,125,160,667	1,077,855,824
TOTAL LIABILITIES	1,613,344,383	1,671,737,032
EQUITY
Issued capital	552,777,321	552,777,321
Retained earnings	1,552,064,328	1,509,995,045
Share premium	85,511,492	85,511,492
Other reserves	(226,577,889)	(177,763,273)
Equity attributable to Shareholders of the Parent Company	1,963,775,252	1,970,520,585
Non-controlling interests	10,079,142	26,970,462
TOTAL EQUITY	1,973,854,394	1,997,491,047
TOTAL LIABILITIES AND EQUITY	$ 3,587,198,777	$ 3,669,228,079